Note 11 - Restructuring Charge (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Charges, Total	$ 941,059
Telco [Member]
Restructuring Charges, Total	900,000
Telco [Member] | Expenses to Transfer Inventory [Member]
Restructuring Charges, Total	400,000
Telco [Member] | Employee Severance [Member]
Restructuring Charges, Total	100,000
Telco [Member] | Inventory Tracking Software [Member]
Impairment of Intangible Assets, Finite-lived	$ 400,000